Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
Note 6. Prepaid expenses and other current assets

	December 31, 2024	December 31, 2023
Advances to suppliers	$1,389	$598
Prepaid expenses	9,505	8,894
Government institutions	11,485	15,470
Other	867	1,438
	$23,246	$26,400